Financial Information About Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Financial Information About Segments

7. Operating Segments

Our operations are divided into two operating segments—“Technology Development” and “Products and Licensing”.

The Technology Development segment provides applied research to customers in our areas of focus. Our engineers and scientists collaborate with our network of government, academic and industry experts to identify technologies and ideas with promising market potential. We then compete to win fee-for-service contracts from government agencies and industrial customers who seek innovative solutions to practical problems that require new technology. The Technology Development segment derives its revenues primarily from services.

The Products and Licensing segment derives its revenues from product sales, funded product development and technology licenses. This segment previously included our medical shape sensing business, which was sold on January 21, 2014, and the amounts below do not include the revenues, expenses and assets of our medical shape sensing business.

Through September 30, 2014, our Chief Executive Officer and his direct reports collectively represented our chief operating decision makers, and they evaluated segment performance based primarily on revenues and operating income or loss. The accounting policies of our segments are the same as those described in the summary of significant accounting policies (see Note 1 to our Financial Statements, “Organization and Summary of Significant Accounting Policies,” presented in our Annual Report on Form 10-K as filed with the Securities and Exchange Commission on April 10, 2014 and amended on April 15, 2014).

The table below presents revenues and operating loss for reportable segments not including discontinued operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
	(unaudited)		(unaudited)
Revenues:
Technology development revenues	$3,067,022	$3,130,206	$8,961,909	$8,564,743
Products and licensing revenues	2,303,508	1,568,646	6,108,799	5,070,441

Total revenues	$5,370,530	$4,698,852	$15,070,708	$13,635,184

Technology development operating loss	$(299,980)	$(259,486)	$(2,835,120)	$(599,303)
Products and licensing operating loss	(420,010)	(1,042,526)	(800,240)	(4,683,929)

Total operating loss	$(719,990)	$(1,302,012)	$(3,635,360)	$(5,283,232)

Depreciation, technology development	$49,592	$86,413	$160,327	$272,570
Depreciation, products and licensing	$37,247	$43,304	$109,037	$161,426
Amortization, technology development	$38,641	$61,563	$131,615	$173,140
Amortization, products and licensing	$29,022	$30,851	$90,087	$104,239

The table below presents assets for reportable segments:

	September 30, 2014	December 31, 2013
Total segment assets:
Technology development	$14,902,005	$10,208,433
Products and licensing	11,192,253	9,495,642

Total	$26,094,258	$19,704,075

Property plant and equipment, and intangible assets, technology development	$1,198,066	$1,217,083
Property plant and equipment, and intangible assets, products and licensing	$899,816	$1,132,101

There are no material inter-segment revenues for any period presented.

The United States Government accounted for approximately 60% and 62% of total consolidated revenues for the three months ended September 30, 2014 and 2013, respectively, and 60% and 56% of total consolidated revenues for the nine months ended September 30, 2014 and 2013, respectively.

International revenues (customers outside the United States) accounted for approximately 15% and 16% of total consolidated revenues for the three months ended September 30, 2014 and 2013, respectively, and 16% and 23% of total consolidated revenues for the nine months ended September 30, 2014 and 2013, respectively.

13. Financial Information About Segments

Our operations are divided into two operating segments: Technology Development and Products and Licensing. The Technology Development segment provides applied research to customers in our areas of focus.

Our engineers and scientists collaborate with our network of government, academic and industry experts to identify technologies and ideas with promising market potential. We then compete to win fee-for-service contracts from government agencies and industrial customers who seek innovative solutions to practical problems that require new technology. The Technology Development segment derives its revenue primarily from services.

The Products and Licensing segment develops and sells products or licenses technologies based on commercially viable concepts developed by the Technology Development segment. The Products and Licensing segment derives its revenue from product sales, funded product development and technology licenses.

Our President and Chief Executive Officer and his direct reports collectively represent our chief operating decision makers, and they evaluate segment performance based primarily on revenue and operating income or loss.

Information about the results of operations for each segment is set forth in the table below. There were no significant inter-segment sales during the two years ended December 31, 2013. There was an insignificant amount of product sales made outside the United States during these two years.

	Year Ended December 31,
	2012	2013
Technology Development revenue	$15,126,834	$11,421,868
Products and Licensing revenue	8,338,967	6,911,707

Total revenue	23,465,801	18,333,575

Technology Development operating loss	(1,703,370)	(3,169,605)
Products and Licensing operating loss	(2,426,707)	(4,865,705)

Total operating loss from continuing operations	(4,130,077)	$(8,035,310)

Depreciation, Technology Development	$499,439	$286,894
Depreciation, Products and Licensing	266,327	266,862
Amortization, Technology Development	212,790	197,765
Amortization, Products and Licensing	113,471	183,956

Additional segment information is as follows:

	December 31,
	2012	2013
Total segment assets:
Technology Development	$13,342,725	$10,208,433
Products and Licensing	7,115,043	9,495,642

Total	$20,457,768	$19,704,075

Property plant and equipment and intangible assets, Technology Development	$1,868,235	$1,217,083
Property plant and equipment and intangible assets, Products and Licensing	$996,242	$1,132,101